Equity - Preferred Stock Classes (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 30, 2016	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2018
Class of Stock
Preferred Stock, Shares Authorized		50,000,000	50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Value, Outstanding			$ 0		$ 0
Preferred Stock, Dividend Payment Terms	These dividends are cumulative and payable semi-annually in arrears on June 30 and December 31 of each year
Cumulative Preferred Stock
Class of Stock
Preferred Stock, Shares Authorized	125	125	125		125
Preferred Stock, Dividend Rate, Percentage	12.50%	12.50%	12.50%
Preferred Stock Shares Sold				125
Preferred Stock Value Sold				$ 125,000
Preferred Stock, Liquidation Preference Per Share				$ 1,000
Preferred Stock, Redemption Price Per Share			$ 1,000
Preferred Stock Redemption Premium Per Share			$ 50
Series A Preferred Stock [Member]
Class of Stock
Preferred Stock, Shares Authorized	125
Preferred Stock, Dividend Rate, Percentage	12.50%			12.50%
Preferred Stock Shares Sold				125
Preferred Stock Value Sold				$ 125,000
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Dividend Payment Terms		These dividends are cumulative and payable semi-annually in arrears on June 30 and December 31 of each year.
Preferred Stock, Redemption Price Per Share		$ 1,000
Preferred Stock Redemption Premium Per Share						$ 50